Leases - Schedule of Future Minimum Payments under Non-cancelable Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Leases [Line Items]
2022 (remaining 9 months)	$ 2,125
2022		$ 2,822	$ 2,861
2023	2,895	2,895
2024	2,969	2,969
2025	3,042	3,042
2026	3,116	3,116
2027	3,190
Thereafter	70,342	73,531
Total lease payments	87,679
Less imputed interest	(57,216)
Total	$ 30,463	$ 88,375	$ 88,414